Supplemental Disclosures Comprehsensive Income Statement Presentation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Total compensation expense	CAD 224.5	CAD 208.1
Operating
Entity Information [Line Items]
Total compensation expense	92.9	82.8
General and administrative
Entity Information [Line Items]
Total compensation expense	69.6	67.6
Share-based compensation
Entity Information [Line Items]
Total compensation expense	CAD 62.0	CAD 57.7